Selling Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Selling Expenses [Line Items]
Sales and marketing expense	$ 24,088	$ 21,733	$ 19,365
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Selling Expenses [Line Items]
concentrate freight	131,528	122,431	51,842
commissions	6,029	5,989	2,729
cathode freight	1,665	2,148	1,644
Other	2,447	823	0
Sales and marketing expense	$ 141,669	$ 131,391	$ 56,215